INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 17	-	INCOME TAX

A.	Taxes on income included in the statements of income:
	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
Income taxes (tax benefit):
Current taxes:
In Israel	6,155	6,622	6,251
Outside Israel	7,674	8,325	10,308
	13,829	14,947	16,559
Deferred taxes:
In Israel	299	781	(1,982)
Outside Israel	(2,545)	1,565	(169)
	(2,246)	2,346	(2,151)
Taxes in respect of prior years:
In Israel (*)	439	(20)	1,775
Outside Israel (**)	212	-	1,522
	651	(20)	3,297
	12,234	17,273	17,705

A.	Taxes on income included in the statements of income (cont.):

(*)
During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to NIS 11.3 million (approximately US$ 3.1 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

(**)
During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessment for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an non-deductible expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. In addition, our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void, and in its place, there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.      The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise not located in Development Zone A remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2.	As of December 31, 2019, one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.
D.	The Law for the Encouragement of Capital Investments, 1959, under the 2016 amendment (the "Investment Law")

1.	In December 2016 new legislation amended the Investments Law (the "2016 amendment"). Under the 2016 amendment a new status of "Technological Preferred Enterprise" was introduced to the Investment Law.

Technological Preferred Enterprise – an enterprise which, amongst other condition, is part of a consolidated group with consolidated revenues of less than NIS 10 billion. A Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to a tax rate of 12% on profits derived from intellectual property, and a Technological Preferred Enterprise in Development Zone A will be subject to tax rate at a 7.5%.

2.
As of December 31, 2019, one Israeli subsidiary is entitled to a "Technological Preferred Enterprise" status pursuant to the investment (under the 2016 amendment) law and subject to 12% corporate tax rate. Income not eligible for Technological Preferred Enterprise is tax at the regular corporate tax rate or at the preferred tax rate as mention in Note C1 above, as the case may be.

E.	Israeli corporate tax rates

On December 22, 2016, the Israeli parliament (the "Knesset") passed the Law for Economic Efficiency (Legislative Amendments to Achieve Budgetary Goals for the 2017 and 2018 Budget Years) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, it was publicized in the Official Gazette. The Economic Efficiency Law stipulates, among other things, that the corporate tax rate would be reduced from a rate of 25% to 23% from January 1, 2018 and thereafter.  Regarding the period from the date on which the Economic Efficiency Law went into effect (January 1, 2017) until December 31, 2017, a temporary provision was set down whereby the corporate tax rate will be 24%. In addition, the tax rate on capital gains in real terms and the tax rate applicable to the amount of a betterment in real terms were reduced by the same percentages.

F.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

G.	Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

H.	Tax assessments

The Company and a certain Israeli subsidiary have received final tax assessments through the 2015 tax year. One of the subsidiaries in Israel has received final tax assessments through the 2016 tax year. One of the subsidiaries in Brazil has received final tax assessments through the 2015tax year.  The other subsidiaries have not yet been assessed since incorporation.

I.        Carry forward foreign tax credits and tax losses

As of December 31, 2019, there is no losses carried forward that is likely to use in the near future.

J.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
Pretax income	23,204	76,233	55,546
Statutory tax rate	23%	23%	24%
Tax computed at the ordinary tax rate	5,337	17,534	13,331
Nondeductible expenses (income)	3,117	(2,785)	(815)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	-	(236)	243
Deductible financial expenses recorded to other comprehensive income	297	(177)	(113)
Tax adjustment in respect of different tax rates	3,045	2,384	3,119
Taxes in respect of withholding at the source from royalties and dividends	725	31	542
Adjustment in respect of tax rate deriving from “approved enterprises”	(128)	(100)	(436)
Others	(159)	622	1,834
	12,234	17,273	17,705

K.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018
Deferred taxes
Provision for vacation, recreation and bad debt	350	258
Provision for legal obligation and other	4,631	5,500
Provision for employee related obligations	1,193	1,147
Carry forward tax losses and foreign tax credit	-	3,600
Temporary differences, net	1,344	(1,360)
	7,518	9,145
Valuation allowance	-	(3,476)
	7,518	5,669

	US dollars
	Year ended December 31,
(in thousands)	2019	2018

Deferred income taxes included in long-term investments and other assets	10,385	12,127
Deferred income taxes included in long-term liabilities	(2,867)	(6,458)
	7,518	5,669

L.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
The Company and its Israeli subsidiaries	27,045	46,138	22,138
Non-Israeli subsidiaries	(3,841)	30,095	33,408
	23,204	76,233	55,546